EXCELSIOR FUNDS TRUST

International Equity Fund

Supplement dated September 14, 2007
Institutional Shares Class Prospectus,
dated July 1, 2007, as supplemented July 6, 2007, August 1, 2007 and August 29, 2007

EXCELSIOR FUNDS, INC.

Pacific/Asia Fund

International Fund

Supplement dated September 14, 2007
Equity Funds - Shares Class Prospectus,
dated July 1, 2007, as supplemented July 6, 2007, July 17, 2007, August 1, 2007 and August 29, 2007

THE INFORMATION SET FORTH BELOW IS EFFECTIVE SEPTEMBER 14, 2007

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

David J. Linehan, CFA has resigned from his position with the investment adviser and will no longer serve as portfolio manager of the Pacific/Asia Fund, International Equity Fund and International Fund.

Effective immediately, the disclosure paragraph under the section entitled “Portfolio Managers” as it relates to Pacific/Asia Fund is removed and replaced in its entirety with the following:

Donald Elefson, CFA, Fred Copper, CFA, Daisuke Nomoto, CMA and Jasmine(Weili) Huang, CFA, serve as the portfolio co-managers for Pacific/Asia Fund and are primarily responsible for the day-to-day management of the Fund. Mr. Elefson is a Managing Director and has been a portfolio manager or co-manager of the Fund since 2004. Mr. Elefson has been with U.S. Trust since 1998. Mr. Copper has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since September, 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005. Mr. Nomoto has been associated with U.S. Trust since September, 2007 and has been associated with Columbia Management Advisors, LLC or its affiliates since April, 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Nomoto served as an equity analyst at Putnam Investments from April, 2003 to March, 2005. Prior to April, 2003, Mr. Nomoto worked at Nissay Asset Management, a subsidiary of Nippon Life Insurance Company, as a senior portfolio manager and equity analyst from April, 1999 to March, 2003. Ms. Huang has been associated with U.S. Trust since September, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since September, 2003. Prior to joining Columbia Management Advisors, LLC, Ms. Huang held a manager position with Deloitte’s management consulting practice from June, 2000 to September, 2003. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America.

Effective immediately, the disclosure paragraph under the section entitled “Portfolio Managers” as it relates to International Equity Fund is removed and replaced in its entirety with the following:

Donald Elefson, CFA and Fred Copper, CFA serve as the portfolio co-managers for International Equity Fund and are primarily responsible for the day-to-day management of the Fund. Mr. Elefson is a Managing Director and has been a portfolio manager or co-manager of the Fund since 2004. Mr. Elefson has been with U.S. Trust since 1998. Mr. Copper has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC since September, 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America.

Effective immediately, the disclosure paragraph under the section entitled “Portfolio Managers” as it relates to International Fund is removed and replaced in its entirety with the following:

Donald Elefson, CFA and Fred Copper, CFA serve as the portfolio co-managers for International Fund and are primarily responsible for the day-to-day management of the Fund. Mr. Elefson is a Managing Director and has been a portfolio manager or co-manager of the Fund since 2004. Mr. Elefson has been with U.S. Trust since 1998. Mr. Copper has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since September, 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EXC-47/135266-0907